Convertible Loan - Additional Information (Details) - Alibaba Investment Limited - Convertible Loan Agreement $ / shares in Units, ¥ in Millions, $ in Millions	Mar. 28, 2019 CNY (¥)	Mar. 28, 2019 USD ($) $ / shares	Jun. 30, 2019 CNY (¥)
Aggregate principal amount of convertible loan | $		$ 171.1
Conversion price per share | $ / shares		$ 60.00
Convertible loan interest rate per anum		3.00%
Convertible loan mature period	3 years	3 years
Convertible loan cash received	¥ 1,175.9	$ 171.1
Accrued interest | ¥			¥ 8.5
Convertible loan carrying value | ¥			¥ 1,183.2
Class A Ordinary Shares
Number of calendar days for convertible loan convertible into ordinary shares	240 days	240 days
American Depositary Shares
Conversion price per share | $ / shares		$ 15.00